FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Assets Liabilities [Abstract]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT

Fair value information:
As of December 31, 2025	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$’000	US$’000	US$’000	US$’000
Financial assets (liabilities) - derivatives (Note 11.(a))
Foreign exchange forward contract	(61)	—	(61)	—
Financial assets at fair value through other comprehensive income (Note 11.(a))
Unquoted equity instrument
Thai Metal Processing Co., Ltd.	3,661	—	—	3,661
Leijyu Co., Ltd. (transliteration)	500	—	—	500
Assets for which fair values are disclosed:
Investment properties (Note 17)
Land	12,570	—	—	12,570
Office buildings	481	—	—	481
Land leasehold right	93	—	—	93
Other	7	—	—	7
There have been no transfers between Level 1 and Level 2 during the year.

Fair value information:
As of December 31, 2024	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$’000	US$’000	US$’000	US$’000
Financial assets (liabilities) - derivatives (Note 11.(a))
Foreign exchange forward contract	(21)	—	(21)	—
Financial assets at fair value through other comprehensive income (Note 11.(a))
Unquoted equity instrument
Thai Metal Processing Co., Ltd.	2,586	—	—	2,586
Leijyu Co., Ltd. (transliteration)	239	—	—	239
Assets for which fair values are disclosed:
Investment properties (Note 17)
Land	11,567	—	—	11,567
Office buildings	494	—	—	494
Warehouse	5,660	—	—	5,660
Land leasehold right	91	—	—	91
Other	8	—	—	8
There have been no transfers between Level 1 and Level 2 during the year.